 International Equity Portfolio
------------------------------------------------------------------------------
 Portfolio Of Investments  December 31, 1996

ISSUER/INDUSTRY                            SHARES       VALUE
------------------------------------------------------------------------------

------------------------------------------------------------------------------
COMMON STOCKS -- 93.1%
------------------------------------------------------------------------------

GLOBAL DEPOSITORY RECEIPTS (GDR) - 0.1%
Samsung Electronics Co. Ltd. 144A
  Electrical & Electronics ............       229   $     9,332
Samsung Electronics Co. Ltd.  144A
  (Preferred Shares)
  Electrical & Electronics ............     3,610        65,341
                                                    -----------
                                                         74,673
                                                    -----------

AUSTRALIA - 1.8%
Australian & New Zealand Bank
  Banking .............................    14,100        88,874
Broken Hill Proprietary
  Energy Sources ......................    10,500       149,558
Centaur Mining & Exploration Ltd.*
  Gold Mines ..........................    57,000        91,175
C.S.R. Ltd. ...........................
  Multi-Industry ......................    21,400        74,843
Hydromet Corp. Ltd. ...................
  Miscellaneous Materials .............   100,000        11,923
Pacific Dunlop
  Multi-Industry ......................    31,000        78,851
Mayne Nickless Ltd. ...................
  Multi-Industry ......................    10,700        73,142
News Corp. Ltd
  Business & Public ...................    19,954       105,314
North Limited
  Non-Ferrous Metals ..................    21,500        62,888
Tabcorp Holdings Ltd. .................
  Multi-Industry ......................    15,300        72,968
Woodside Petroleum Ltd. ...............
  Energy Sources ......................    12,500        91,308
                                                    -----------
                                                        900,844
                                                    -----------

CANADA - 3.2%
Alcan Aluminum Ltd. ...................
  Non-Ferrous Metals ..................     2,660        89,864
Avenor Inc. Co. .......................
  Forest Products & Paper .............     4,400        65,223
Barrick Gold Corp. ....................
  Gold Mines ..........................     3,500       100,314
Canadian Natural Resources Ltd.*
  Energy Sources ......................     8,800       241,615
Cominco Ltd. ..........................
  Non-Ferrous Metals ..................     6,100       151,893
Franco-Nevada Mining Ltd. .............
  Miscellaneous Materials .............     4,000       183,285
Goldcorp Incorporated
  Miscellaneous Materials .............     3,800        32,604
Inco Ltd. .............................
  Steel ...............................     4,250       135,775
MacMillan Bloedel Ltd. ................
  Forest Products & Paper .............     3,300        43,255
Philex Gold Inc.*
  Miscellaneous Materials .............     7,047        42,453
Placer Dome Group Inc. Com
  Non-Ferrous Metals ..................     2,700        59,246
Renaissance Energy Ltd.*
  Energy Sources ......................     4,875       166,067
Talisman Energy Inc.*
  Energy Sources ......................     6,000       199,788
Westmin Resources*
  Miscellaneous Materials .............    12,000        58,272
                                                    -----------
                                                      1,569,654
                                                    -----------

DENMARK - 2.4%
Carli Gry International AS
  Textiles ............................     2,740       131,207
Danisco AS
  Multi-Industry ......................     1,950       118,543
Den Danske Bank AS
  Banking .............................     1,540       124,215
Falck AS
  Multi-Industry ......................       490       146,443
Inwear Group
  Textiles ............................       487        21,253
Kobenhavns Lufthavne
  Airlines ............................     1,225       124,809
Novo-Nordisk AS
  Pharmaceuticals & Health ............     1,085       204,508
Sophus Berendsen AS
  Multi-Industry ......................     1,420       182,775
Tele Danmark 'B'
  Telephone Utilities .................     2,655       146,523
                                                    -----------
                                                      1,200,276
                                                    -----------
FRANCE - 5.4%
Air Liquide French
  Chemicals ...........................       715       111,794
AXA Company
  Insurance ...........................     2,400       152,881
Axime (Ex Segin)
  Financial Services ..................     1,100       127,400
BIC
  Household Appliances ................     1,300       195,232
Carrefour Supermarche
  Retailing ...........................       300       195,503
CIE Generale Des Eaux
  Electrical & Gas Utilities ..........     2,100       260,651
Credit Commercial de France
  Banking .............................     2,500       115,820
Credit Local de France
  Financial Services ..................     1,400       122,151
Legris Industries S.A
  Building & Construction .............     2,800       118,096
Louis Vuitton-Moet Hennesy
  Beverages & Tobacco .................       600       167,822
Michelin "B" Shares
  Industrial Components ...............     2,700       145,983
Printemps
  Retailing ...........................       400       158,904
Salomon S.A
  Household Appliances ................     1,500       128,848
Sanofi S.A
  Pharmaceuticals & Health ............     1,300       129,485
Sodexho
  Multi-Industry ......................       300       167,358
Ste. Guilbert S.A
  Business & Public ...................     1,000       195,928
Total S.A. Series B
  Energy Sources ......................     2,000       162,918
                                                    -----------
                                                      2,656,774
                                                    -----------
GERMANY - 11.4%
Bayer AG
  Chemicals ...........................    10,650       434,722
Bayerische Vereinsbank AG
  Banking .............................    10,590       435,026
Buderus
  Machinery & Engineering .............       570       281,573
Daimler-Benz AG*
  Automobiles .........................     9,900       682,092
Deutche Telekom AG
  Telephone Utilities .................    18,152       382,862
Dresdner Bank AG
  Banking .............................    18,690       560,033
Gehe AG
  Pharmaceuticals & Health ............     4,670       298,989
Hornbach Holding AG
  (Preferred Shares)
  Retailing ...........................     3,720       265,974
Mannesmann AG
  Machinery & Engineering .............     1,080       468,222
Metro AG
  Retailing ...........................     3,270       263,556
Rhoen-Klinikum
  Pharmaceuticals & Health ............     2,960       309,756
SGL Carbon AG
  Non-Ferrous Metals ..................     2,289       288,636
Siemens AG
  Instruments & Components ............     2,640       124,406
Tarkett International AG
  Food & Household Products ...........     7,571       151,076
Veba AG
  Electrical & Gas Utilities ..........    11,265       651,663
                                                    -----------
                                                      5,598,586
                                                    -----------
HONG KONG - 1.9%
Cheung Kong
  Real Estate .........................    21,000       186,663
HSBC Holdings PLC
  Banking .............................     8,000       171,182
Hutchison Whampoa
  Multi-Industry ......................    30,000       235,632
Sung Hung Kai Properties Ltd.
  Real Estate .........................    15,000       183,755
Swire Pacific Ltd. "A"
  Multi-Industry ......................    14,000       133,493
                                                    -----------
                                                        910,725
                                                    -----------
ITALY - 3.7%
Eni Spa
  Energy Sources ......................   101,755       523,398
Fiat Spa
  Automobiles .........................    30,680        92,445
Instituto Banc San Paolo Torina
  Banking .............................    62,870       385,425
Italgas
  Electrical & Gas Utilities ..........    23,810        99,698
Mediaset Spa
  Business & Public ...................    17,489        80,850
Stet D Risp Non Cvt ...................
  Telephone Utilities .................    45,903       154,987
Telecom Italia Mobile
  Telephone Utilities .................   148,894       377,388
Unicem Spa
  Building Materials ..................    12,000        78,312
                                                    -----------
                                                      1,792,503
                                                    -----------
JAPAN - 31.3%
Asahi Bank Ltd.
  Banking .............................    36,000       320,179
Autobacs Seven
  Automobiles .........................     3,000       212,158
Canon Inc. .
  Electrical & Electronics ............    24,000       530,524
Chugai Pharm Co.
  Pharmaceuticals & Health ............    35,000       293,152
Dai-Ichi Kangyo Bank
  Banking .............................    20,000       288,403
DDI Corporation
  Telephone Utilities .................        35       231,499
Denso Corp.
  Automobiles .........................    25,000       602,279
Ebaba Corporation
  Machinery & Engineering .............    40,000       521,544
Fuji Bank
  Banking .............................    20,000       291,857
Fujitsu Ltd.
  Instruments & Components ............    26,000       242,466
Industrial Bank of Japan
  Banking .............................    14,360       249,233
Ito Yokado Corp.
  Retailing ...........................    10,000       435,196
Japan Tobacco Inc.
  Beverages & Tobacco .................        56       379,588
Kawasaki Steel
  Steel ...............................   136,000       391,055
Kyocera Corp.
  Instruments & Components ............     6,000       374,061
Marubeni Corp.
  International Trade .................    73,000       313,911
Mitsubishi Estate Co. Ltd.
  Real Estate .........................    40,000       411,019
Mitsubishi Heavy
  Machinery & Engineering .............    70,000       556,084
Mitsubishi Trust
  Financial Services ..................    21,000       281,063
National House Industrial
  Building & Construction .............    23,000       305,845
Nippon Sheet Glass
  Miscellaneous Materials .............    50,000       177,445
NKK Corporation
  Steel ...............................   163,000       367,352
Nomura Securities Co. Ltd.
  Financial Services ..................    26,000       390,640
Ohbayashi-Gumi Corp.
  Building & Construction .............    70,000       472,671
Olympus Optical
  Household Appliances ................    22,000       208,963
Osaka Gas Co. Ltd.
  Electrical & Gas Utilities ..........   115,000       314,783
Sankyo Co. Ltd.
  Pharmaceutical & Health .............    22,000       623,088
Sanyo Electric Co. Ltd.
  Instruments & Components ............    75,000       310,854
Seven Eleven Japan Ltd.
  Retailing ...........................     8,000       468,355
Sharp Corp.
  Electrical & Electronics ............    16,000       227,959
Shin-Etsu Chemical Co.
  Chemicals ...........................    16,800       306,088
Sumitomo Bank
  Banking .............................    19,000       273,983
Sumitomo Electric Industries
  Industrial Components ...............    34,000       475,607
TDK Corp.
  Instruments & Components ............    10,000       651,930
Teijin Limited
  Textiles ............................    55,000       240,307
The Bank of Tokyo Mitsubishi
  Banking .............................    23,050       427,921
Tobu Railroad Co. Ltd.
  Road & Rail Transport ...............    47,000       230,109
Tohoku Electric Power
  Electrical & Gas Utilities ..........    18,000       357,483
Tokio Marine & Fire
  Insurance ...........................    45,000       423,539
Tokyu Corp.
  Real Estate .........................    25,000       142,043
Toyota Motor Co.
  Automobiles .........................    25,000       718,850
Yamato Transport Co. Ltd.
  Road & Rail Transport ...............    28,000       290,130
                                                    -----------
                                                     15,331,216
                                                    -----------
MALAYSIA - 0.2%
Leader Universal Holdings Ltd.
  Industrial Components ...............    45,999        96,543
                                                    -----------


NETHERLANDS - 5.2%
Akzo Dutch
  Chemicals ...........................     2,000       273,385
Elsevier
  Business & Public Services ..........    17,000       287,519
IHC Caland NV
  Building & Construction .............     4,500       257,254
ING Groep NV
  Insurance ...........................     7,000       252,187
Royal Dutch Petroleum Co. ADRs
  Energy Sources ......................     4,500       789,487
Unilever NV
  Food & Household Products ...........     1,700       300,910
Vendex International NV
  Retailing ...........................     5,000       214,016
Verenigde Nederlandse
  Business & Public ...................     8,000       167,275
                                                    -----------
                                                      2,542,033
                                                    -----------
NORWAY - 1.6%
Kvaerner
  Machinery & Engineering .............     1,330        64,095
Norsk Hydro
  Energy Sources ......................     7,225       387,988
Orkla AS A-Aksjer
  Multi-Industry ......................     1,840       127,653
Petroleum Geo Services
  Energy Sources ......................     2,580       100,108
Schibsted
  Business & Public ...................     2,545        46,412
Uni Storebrand AS-A
  Machinery & Engineering .............    12,455        71,523
                                                    -----------
                                                        797,779
                                                    -----------

SPAIN - 2.3%
Acerinox SA
  Multi-Industry ......................       542        78,320
Alba Corp. Finance
  Machinery & Engineering .............       566        57,199
Banco Bilbao Vizcaya
  Banking .............................     3,759       202,970
Banco Intercontinental
  Banking .............................       531        82,334
Corporacion Mapfre
  Insurance ...........................     1,352        82,376
Gas Natural SDG S.A.
  Electrical & Gas Utilities ..........       496       115,380
Iberdrola S.A.
  Electrical & Gas Utilities ..........    14,894       211,091
Sol Melia S.A.
  Leisure & Tourism ...................     2,288        81,951
Telefonica
  Telephone Utilities .................     8,744       203,066
                                                    -----------
                                                      1,114,687
                                                    -----------
SWEDEN - 1.3%
Assa Abloy AB-B
  Multi-Industry ......................     9,085       165,433
Autoliv AB
  Automobiles .........................     2,320       101,867
Ericsson AB
  Electrical & Electronics ............     6,190       191,800
Hennes & Mauritz AB
  Retailing ...........................       810       112,289
Kinnevik AB
  Machinery & Engineering .............     1,640        45,276
                                                    -----------
                                                        616,665
                                                    -----------

UNITED KINGDOM - 21.3%
3I Group PLC
  Financial Services ..................    35,486       295,983
BAT Industries
  Multi-Industry ......................    27,750       230,508
British Aerospace PLC
  Aerospace & Defense .................    18,356       402,411
British Petroleum Co. PLC
  Energy Sources ......................    50,510       605,992
British Telecommunications PLC
  Telephone Utilities .................    59,592       403,150
Burmah Castrol PLC
  Energy Sources ......................    15,575       293,695
Cadbury Schwepps PLC
  Food & Household Products ...........    32,408       273,363
Commercial Union Assurance
  Insurance ...........................    16,800       196,666
Courtaulds PLC
  Chemicals ...........................    28,498       192,794
Dixons Group PLC
  Retailing ...........................    11,632       108,177
Edinburgh Small CoTrust
  Financial Services ..................    95,000       157,825
Glaxo Wellcome PLC
  Pharmaceuticals & Health ............    32,267       523,900
Glynwed International PLC
  Machinery & Engineering .............    47,158       271,378
Grand Metropolitan PLC
  Beverages & Tobacco .................    36,828       290,146
HSBC Holdings PLC
  Banking .............................    16,595       371,479
Inchape PLC
  Business & Public Services ..........    65,486       303,948
Kingfisher PLC
  Retailing ...........................    34,701       376,801
Lloyds TSB Group PLC
  Banking .............................    90,184       664,942
Logica PLC
  Business & Public Services ..........    19,514       306,142
London International Group
  Pharmaceuticals & Health ............   110,086       311,098
Marks & Spencer PLC
  Retailing ...........................    33,612       282,655
National Power PLC
  Electrical & Gas Utilities ..........    24,500       205,190
Pilkington Brothers PLC
  Building Materials ..................    63,584       172,063
Prudential Corp.
  Insurance ...........................    40,758       343,098
Royal & Sun Alliance Ins.
  Insurance ...........................    38,247       292,155
RTZ
  Non-Ferrous Metals ..................     8,484       136,297
Sainsbury (J) PLC
  Retailing ...........................    38,183       253,737
Severn Trent ORD
  Electrical & Gas Utilities ..........    12,500       142,582
Smiths Industries PLC
  Machinery & Engineering .............    17,164       235,762
Standard Chartered PLC
  Banking .............................    11,287       139,378
Thorn EMI PLC
  Leisure & Tourism ...................    40,551       174,671
Tomkins PLC
  Multi-Industry ......................    64,934       300,274
WPP Group
  Business & Public ...................    54,830       237,586
William Holdings PLC
  Multi-Industry ......................    47,873       281,643
Wolseley PLC
  Building Materials ..................    41,097       326,595
Yorkshire Electricity PLC
  Electrical & Gas Utilities ..........     7,770       107,127
Zeneca Group PLC
  Pharmaceuticals & Health ............     9,326       263,149
                                                    -----------
                                                     10,474,360
                                                    -----------
TOTAL COMMON STOCKS
  (Identified Cost $44,364,894) .......              45,677,318
                                                    -----------

------------------------------------------------------------------------------
 CORPORATE BONDS--1.7%
------------------------------------------------------------------------------
                                        PRINCIPAL
                                          AMOUNT
                                        ---------
Sampo Corporation
  2.625% due 11/23/01
  (Identified Cost $700,000) ..........   700,000       806,750
                                                    -----------

------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--3.2%
------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement
  5.90% due 1/2/97 proceeds at
  maturity $1,587,174 (collateralized
  by $683,315 U.S. Treasury Note
  10.625% due 8/15/15, $693,328
  U.S. Treasury Note 12.00% due
  8/15/13 and $243,956 U.S. Treasury
  Note 9.125% due 5/15/18) ............               1,587,174
                                                    -----------

TOTAL INVESTMENTS
  (Identified Cost $46,652,068) .......      98.0%   48,071,242
OTHER ASSETS,
  LESS LIABILITIES ....................       2.0%      984,999
                                            -----   -----------
NET ASSETS ............................     100.0%  $49,056,241
                                            =====   ===========

*Non income producing.
ADRs - American Depository Receipts.

See notes to financial statements.

 International Equity Portfolio
------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES  December 31, 1996

ASSETS:
Investments at value (Note 1A) (Identified Cost, $46,652,068)....   $48,071,242
Foreign currency, at value (Cost, $653,825)......................       661,554
Cash.............................................................           100
Receivable for investments sold .................................     1,972,265
Dividends and interest receivable................................        64,126
                                                                    -----------
    Total assets.................................................    50,769,287
                                                                    -----------
LIABILITIES:
Payable for securities purchased.................................     1,668,852
Payable to affiliates--Investment advisory fees (Note 2).........        44,194
                                                                    -----------
    Total liabilities............................................     1,713,046
                                                                    -----------
NET ASSETS ......................................................   $49,056,241
                                                                    ===========
REPRESENTED BY:
Paid-in capital for beneficial interests.........................   $49,056,241
                                                                    ===========

See notes to financial statements

 International Equity Portfolio
------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 1996

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $133,886).................       $  643,619
Interest...............................................................          188,573
                                                                              ----------
  Total investment income..............................................                            $   832,192
EXPENSES:
Investment advisory fees (Note 2)......................................          472,204
Administrative fees (Note 3)...........................................           23,610
Expense fees (Note 6)..................................................           39,757
                                                                              ----------
  Total expenses.......................................................          535,571

  Less aggregate amount waived by Administrator (Note 3)...............          (10,363)              525,208
                                                                              ----------            ----------
  Net investment income................................................                                306,984
                                                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from investment transactions..................        3,860,977
Net realized loss on foreign exchange currencies transactions..........         (228,907)
                                                                              ----------
  Net realized gain (loss).............................................                              3,632,070
                                                                                                    ----------
Unrealized appreciation (depreciation) of investments--
   Beginning of period.................................................        3,807,712
   End of period.......................................................        1,419,174            (2,388,538)
                                                                              ----------
Translation of other assets and liabilities denominated
   in foreign currencies--net...........................................                                  9,301
                                                                                                    ----------
   Net change in unrealized appreciation (depreciation)................                             (2,379,237)
                                                                                                    ----------
   Net realized and unrealized gain on investments.....................                              1,252,833
                                                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................                             $1,559,817
                                                                                                    ==========

See notes to financial statements

 International Equity Portfolio
------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS

                                                                                                       YEAR ENDED DECEMBER 31,
                                                                                                 ----------------------------------
                                                                                                     1996                  1995
                                                                                                 ------------          ------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ..................................................................         $    306,984          $    202,735
Net realized gain (loss) on investments and foreign exchange transactions ..............            3,632,070             3,779,752
Net change in unrealized appreciation (depreciation) of investments and
  foreign currency exchange ............................................................           (2,379,237)            1,878,598
                                                                                                 ------------          ------------
    Net increase (decrease) in net assets resulting from operations ....................            1,559,817             5,861,085
                                                                                                 ------------          ------------

CAPITAL TRANSACTIONS:
Proceeds from contributions ............................................................           28,377,160            14,645,582
Value of withdrawals ...................................................................          (20,994,299)          (12,545,928)
                                                                                                 ------------          ------------
    Net increase in net assets from capital transactions ...............................            7,382,861             2,099,654
                                                                                                 ------------          ------------
NET INCREASE IN NET ASSETS: ............................................................            8,942,678             7,960,739

NET ASSETS:
Beginning of period ....................................................................           40,113,563            32,152,824
                                                                                                 ------------          ------------
End of period ..........................................................................         $ 49,056,241          $ 40,113,563
                                                                                                 ============          ============

See notes to financial statements

 International Equity Portfolio
------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                                                                              MAY 1, 1994
                                                                         YEAR ENDED DECEMBER 31,             (COMMENCEMENT
                                                                     ----------------------------          OF OPERATIONS) OF
                                                                       1996                1995            DECEMBER 31, 1994
                                                                     --------            --------          ----------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted) .....................       $49,056             $40,114                $32,153
Ratio of expenses to average net assets .......................         1.11%               1.20%                  1.22%*
Ratio of net investment income to average net assets ..........         0.65%               0.59%                  0.60%*
Portfolio turnover ............................................          109%                 51%                    25%
Average commission rate per share (A) .........................       $0.0321                 N/A                   N/A

Note: If the Agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

Expenses to average net assets ................................         1.13%                 N/A                   N/A
Net investment income to average net assets ...................         0.63%                 N/A                   N/A

  * Annualized
(A) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after
    September 1, 1995.

See notes to financial statements

International Equity Portfolio
------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
International Equity Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) in the portfolio are valued on the basis of valuations furnished by a pricing service approved by the Board of Trustees, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time of fund valuation, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translation of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income, expenses and foreign taxes withheld recorded and the actual amount received or paid.

C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar. Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

D. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

E. U.S. FEDERAL INCOME AND OTHER TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated.Taxes are accrued and applied to net investment income and net realized gains as such income and/or gains are earned.

F. EXPENSES -- The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

G. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custidian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

(2) INVESTMENT ADVISORY FEES
The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $472,204 for the year ended December 31, 1996. The investment advisory fees are computed at the annual rate of 1.00% of the Portfolio's average daily net assets.

(3) ADMINISTRATIVE FEES
Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services including general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $23,610 of which $10,363 was voluntarily waived, for the year ended December 31, 1996. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain officers and a Trustee of the Portfolio are officers and directors of the Administrator or its affiliates.

(4) PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 1996, purchases and sales of investment securities, other than short-term investments, aggregated $58,934,495 and $46,894,990, respectively.

(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation/(depreciation) in value of the investment securities owned at December 31, 1996 as computed on a federal income tax basis, are as follows:

Aggregate cost .........................................           $ 46,662,482
                                                                   ============
Gross unrealized appreciation ..........................           $  4,323,917
Gross unrealized depreciation ..........................             (2,915,157)
                                                                   ------------
Net unrealized appreciation ............................           $  1,408,760
                                                                   ============
(6) EXPENSE FEES
SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement, and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

The Portfolio has agreed to pay SFG an expense fee, on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate expenses of the Portfolio less expenses waived by the Administrator would on an annual basis exceed an agreed upon rate, which as of July 1, 1996 is 1.00% of average daily net assets.

(7) FINANCIAL INSTRUMENTS
The Portfolio may trade financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when related and offsetting transactions are considered. No such instruments were held at December 31, 1996.

(8) LINE OF CREDIT
The Portfolio, along with the other Landmark Funds, entered into an ongoing agreement with a bank which allows the Landmark Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 1996, the commitment fee allocated to the Portfolio was $194. Since the line of credit was established, there have been no borrowings.

 International Equity Portfolio
------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE TRUST), WITH RESPECT TO ITS SERIES, INTERNATIONAL EQUITY PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of International Equity Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at December 31, 1996 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for our opinion.

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at December 31, 1996, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.

PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
February 4, 1997